Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 02, 2021
Balance (in Shares) at Feb. 02, 2021
Issuance of Class B ordinary shares to Sponsor		$ 431	24,569		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		4,312,500
Issuance of Underwriter Founder Shares	$ 30		10		40
Issuance of Underwriter Founder Shares (in Shares)	300,000
Cash received from sale of Private Warrants			9,276,918		9,276,918
Remeasurement of Class A ordinary shares to redemption amount			(17,847,202)		(17,847,202)
Fair value of Private Warrants			10,270,789		10,270,789
Change in fair value of over-allotment liability			(16,788)		(16,788)
Net loss				(407,624)	(407,624)
Balance at Dec. 31, 2021	$ 30	$ 431	1,708,296	(407,624)	1,301,133
Balance (in Shares) at Dec. 31, 2021	300,000	4,312,500
Remeasurement of Class A ordinary shares to redemption amount			(18,324)		(18,324)
Net loss				(551,182)	(551,182)
Balance at Mar. 31, 2022	$ 30	$ 431	1,689,972	(958,806)	731,627
Balance (in Shares) at Mar. 31, 2022	300,000	4,312,500
Balance at Dec. 31, 2021	$ 30	$ 431	1,708,296	(407,624)	1,301,133
Balance (in Shares) at Dec. 31, 2021	300,000	4,312,500
Net loss					(1,065,983)
Balance at Sep. 30, 2022	$ 30	$ 431	644,460	(1,473,607)	(828,686)
Balance (in Shares) at Sep. 30, 2022	300,000	4,312,500
Balance at Dec. 31, 2021	$ 30	$ 431	1,708,296	(407,624)	1,301,133
Balance (in Shares) at Dec. 31, 2021	300,000	4,312,500
Remeasurement of Class A ordinary shares to redemption amount			(1,708,296)	(874,652)	(2,582,948)
Net loss				(302,544)	(302,544)
Balance at Dec. 31, 2022	$ 30	$ 431		(1,584,820)	(1,584,359)
Balance (in Shares) at Dec. 31, 2022	300,000	4,312,500
Balance at Mar. 31, 2022	$ 30	$ 431	1,689,972	(958,806)	731,627
Balance (in Shares) at Mar. 31, 2022	300,000	4,312,500
Remeasurement of Class A ordinary shares to redemption amount			(249,903)		(249,903)
Net loss				(287,545)	(287,545)
Balance at Jun. 30, 2022	$ 30	$ 431	1,440,069	(1,246,351)	194,179
Balance (in Shares) at Jun. 30, 2022	300,000	4,312,500
Remeasurement of Class A ordinary shares to redemption amount			(795,609)		(795,609)
Net loss				(227,256)	(227,256)
Balance at Sep. 30, 2022	$ 30	$ 431	644,460	(1,473,607)	(828,686)
Balance (in Shares) at Sep. 30, 2022	300,000	4,312,500
Balance at Dec. 31, 2022	$ 30	$ 431		(1,584,820)	(1,584,359)
Balance (in Shares) at Dec. 31, 2022	300,000	4,312,500
Remeasurement of Class A ordinary shares to redemption amount				(1,575,063)	(1,575,063)
Net loss				(730,167)	(730,167)
Balance at Mar. 31, 2023	$ 30	$ 431		(3,890,050)	(3,889,589)
Balance (in Shares) at Mar. 31, 2023	300,000	4,312,500
Balance at Dec. 31, 2022	$ 30	$ 431		(1,584,820)	(1,584,359)
Balance (in Shares) at Dec. 31, 2022	300,000	4,312,500
Net loss					(2,103,483)
Balance at Sep. 30, 2023	$ 180	$ 281		(6,023,338)	(6,022,877)
Balance (in Shares) at Sep. 30, 2023	1,800,000	2,812,500
Balance at Mar. 31, 2023	$ 30	$ 431		(3,890,050)	(3,889,589)
Balance (in Shares) at Mar. 31, 2023	300,000	4,312,500
Conversion of Class B ordinary shares	$ 150	$ (150)
Conversion of Class B ordinary shares (in Shares)	1,500,000	(1,500,000)
Remeasurement of Class A ordinary shares to redemption amount				(365,280)	(365,280)
Net loss				(452,181)	(452,181)
Balance at Jun. 30, 2023	$ 180	$ 281		(4,707,511)	(4,707,050)
Balance (in Shares) at Jun. 30, 2023	1,800,000	2,812,500
Remeasurement of Class A ordinary shares to redemption amount				(394,692)	(394,692)
Net loss				(921,135)	(921,135)
Balance at Sep. 30, 2023	$ 180	$ 281		$ (6,023,338)	$ (6,022,877)
Balance (in Shares) at Sep. 30, 2023	1,800,000	2,812,500